Earnings per share (EPS)	6 Months Ended
Sep. 30, 2026
Earnings per share [abstract]
Earnings per share (EPS)
7. Earnings per share (EPS)

EPS calculations are based on profit after tax attributable to equity shareholders of the parent company which excludes non-controlling interests.
(a)Basic EPS

	Earnings	EPS	Earnings	EPS
Six months ended 30 September	2026	2026	2025	2025
	£m	pence	£m	pence
Total profit after tax attributable to the parent	1,343	26.9	617	12.6

		2026		2025
		millions		millions
Weighted average number of shares – basic		4,995		4,926
(b)Diluted EPS

	Earnings	EPS	Earnings	EPS
Six months ended 30 September	2026	2026	2025	2025
	£m	pence	£m	pence
Total profit after tax attributable to the parent	1,343	26.8	617	12.5

		2026		2025
		millions		millions
Weighted average number of shares – diluted		5,020		4,950